Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the statutory U.S. Federal rate to the Company’s effective tax rate is as follows:

	December 31,
	2018	2017
Federal income tax benefit at statutory rate	21.00%	34.00%
State income tax, net of federal benefits	7.80%	11.35%
Permanent items	(9.88)%	(4.09)%
Impact of tax law change	-%	(12.46)%
Other	0.49%	(0.36)%
Change in valuation allowance	(19.41)%	(28.44)%
Provision for income taxes	-	-

Schedule of Deferred Tax Assets

The tax effect of temporary differences that gave rise to significant portion of the deferred tax assets were as follows:

	December 31,
	2018	2017
Net operating loss carryforwards - Federal	$3,266,000	$1,968,000
Net operating loss carryforwards - State	2,142,000	1,273,000
Stock based compensation	1,335,000	-
Capitalized Software	(182,000)	(204,000)
Settlement reserve	122,000	8,000
Fixed Asset Depreciation	1,000	-
Allowance for doubtful accounts	15,000	15,000
Valuation allowance	(6,699,000)	(3,060,000)
Net deferred tax assets	$-	$-